Related Party Transactions (Details Narrative) - USD ($)				9 Months Ended
	Sep. 24, 2025	Dec. 31, 2024	Dec. 24, 2024	Sep. 30, 2025
Formation costs			$ 1,594
Common Stock [Member]
Number of shares issued		100	100	500,000
Number of shares repurchased and retired	100